CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Loss) income from the operations of the discontinued operations, tax (benefits) expenses	$ 0	$ 102	$ 944
Gain on deconsolidation of the subsidiaries, tax expense	0	454	0
Gain from discontinued operations, tax (benefits) expenses	$ 0	$ 556	$ 944